Related Parties - Additional Information (Detail) (USD $)	0 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended			12 Months Ended			20 Months Ended			3 Months Ended		9 Months Ended		3 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended	20 Months Ended	9 Months Ended	18 Months Ended
	Sep. 25, 2007	Jun. 13, 2007	Feb. 28, 2013	Aug. 31, 2012	Feb. 29, 2012	Nov. 30, 2012 vote	Feb. 28, 2013 non-voting_observer director Employee	Feb. 29, 2012		May 31, 2012 Employee non-voting_observer vote director	May 31, 2011	May 31, 2010	Sep. 05, 2011	Sep. 05, 2007	Jul. 11, 2007	Nov. 30, 2012 Senior notes [Member]	Nov. 30, 2012 Senior subordinated notes [Member]	Feb. 28, 2013 Senior subordinated notes [Member]	Oct. 02, 2012 Senior subordinated notes [Member]	Feb. 28, 2013 Goldman Sachs [Member]	Feb. 28, 2013 Goldman Sachs [Member]	Aug. 08, 2012 6.500% senior notes due 2020 [Member]	Feb. 28, 2013 6.500% senior notes due 2020 [Member]	Oct. 02, 2012 6.500% senior notes due 2020 [Member] Senior notes [Member]	Feb. 28, 2013 6.500% senior notes due 2020 [Member] Senior notes [Member]	Oct. 02, 2012 6.500% senior notes due 2020 [Member] Senior subordinated notes [Member]	Feb. 28, 2013 6.500% senior notes due 2020 [Member] Senior subordinated notes [Member]	Feb. 28, 2013 Equity Healthcare [Member]	Feb. 29, 2012 Equity Healthcare [Member]	Feb. 28, 2013 Equity Healthcare [Member]	Feb. 29, 2012 Equity Healthcare [Member]	May 31, 2012 Equity Healthcare [Member]	May 31, 2011 Equity Healthcare [Member]	May 31, 2010 Equity Healthcare [Member]	May 01, 2007 Core Trust Purchasing Group [Member]	Sep. 05, 2011 Minimum [Member]	May 31, 2012 Maximum [Member]	Feb. 28, 2013 Maximum [Member]	Jul. 11, 2007 Senior Secured Term Loan Facility [Member]
Related Party Transaction [Line Items]
Offer price		$ 46.00
Amount of credit agreement																																							$ 6,165,000,000
Borrowings to finance portion of the Offer and pay related fees and expenses															4,181,000,000
Credit agreement maturity date		July 11, 2007
Percentage of outstanding Shares tendered to Purchaser															82.00%
Percentage of shareholders voted to approve the proposed merger														91.00%
Date of acquisition	Sep. 25, 2007
Percentage of transaction fee on total enterprise value	1.00%
Percentage of annual monitoring fee on Company's annual Adjusted EBITDA			1.00%				1.00%
Total amount of Sponsor fees			2,800,000		2,700,000		8,200,000	7,500,000		10,300,000	10,100,000	10,100,000
Number of directors each Sponsor has the right to nominate							2			2
Number of non-voting observer each Sponsor is entitled to appoint							1			1
Minimum percentage of membership interests that the sponsors should hold						70.00%				70.00%
Number of non-affiliate directors each Sponsor may appoint (one or more)							1			1
Number of votes each director has for purposes of any Board of Directors action						1				1
Consulting fee													250,000
Out-of-pocket fees and expenses relating to an off-site office and administrative support													100,000																							100,000	150,000	150,000
Non competition time period following term of agreement							1 year			1 year
Amount paid under consulting agreement			100,000		100,000		300,000	300,000		400,000	250,000	400,000
Fee per participating employee per month							2			2
Number of employees enrolled in its health benefit plans							3,200			3,200
Payments made to Equity Healthcare																												100,000	0	100,000	100,000	100,000	100,000	0
Term of participation agreement																																			5 years
Percentage of purchase requirements							80.00%			80.00%
Total amount of fees paid			300,000		100,000		500,000	300,000		500,000	200,000	200,000
Fees received							(77,800,000)	0	[1]											800,000	1,300,000
Underwriting discount received				2,300,000												2,600,000	2,500,000
Face value of bonds																			800,000,000.0			1,000,000,000.0		825,000,000.0		800,000,000.0
Interest rate																		6.50%				6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Maturity year																		2020				2020	2020	2020	2020	2020	2020
Amount paid to consulting company			0		600,000		2,200,000	1,700,000		1,900,000	700,000	0
Repurchase of common shares			100,000		0		100,000	1,200,000		1,300,000	3,700,000	1,700,000
Employee capital contributions			$ 0				$ 0			$ 0	$ 0	$ 0

[1]	Certain amounts have been adjusted to conform to the current presentation.